COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7      COMMITMENTS AND CONTINGENCIES

The Company is subject to certain claims and lawsuits arising in the normal course of business. In the opinion of management, uninsured losses, if any, resulting from the ultimate resolution of these matters will not have a material effect on the Company’s consolidated financial position, results of operations, or cash flows.

Litigation

Rakas vs. Medizone International, Inc. - A former consultant brought this action against the Company claiming the Company had failed to pay consulting fees under a consulting agreement. In September 2001, the parties agreed to settle the matter for $25,000. The Company, however, did not have the funds to pay the settlement and the plaintiff moved the court to enter a default judgment of $143,000 in January 2002. On May 8, 2002, the court vacated the default judgment and requested that the Company post a bond of $25,000 to cover the settlement previously entered into by the parties. The Company has been unable to post the required bond amount as of the date of this report. Therefore, the Company recorded the original default judgment in the amount of $143,000, plus fees totaling $21,308, as of September 30, 2017 and December 31, 2016, in accounts payable. The Company intends to contest the judgment if and when it is able to do so in the future.

Related Party Agreements

In July 2016, the Company converted $228,109 of accounts payable – related parties, and $1,389,772 of accrued expenses – related parties into three promissory notes payable – related parties aggregating to $1,617,881. The amounts converted represent accrued expenses and accrued wages prior to 2009 owed to certain officers and executives of the Company.

On February 28, 2017, the Company entered into separation and release agreements (Separation Agreements) with its former Chairman and CEO, Edwin Marshall, and its former Director of Operations, Dr. Jill Marshall. The Separation Agreements include principal payment schedules for the promissory notes issued to these individuals in 2016 as described in the previous paragraph and modify the terms of common stock option awards granted to them under the Company’s 2014 Equity Incentive Plan by increasing the exercise period of the grants from three months to three years following termination. The Company is currently in default with the terms of the promissory notes and is accruing interest at 5% per annum on the outstanding balance, with any payments made to be applied towards interest first.

On March 1, 2017, the Company entered into an employment agreement with David Esposito to fill the position of Chairman and Interim CEO. The agreement stated the terms of his employment and compensation. Mr. Esposito’s compensation consisted of: (1) an annual base salary of $225,000; (2) a potential target bonus of up to 50% of base salary based on performance goals determined by the Board of Directors of the Company (“Board”); (3) equity awards, and (4) standard employee benefits, including vacation. Mr. Esposito stepped down from his position as Interim CEO upon the appointment of David Dodd as the Company’s CEO effective September 18, 2017. As of September 30, 2017, the Company has accrued wages to Mr. Esposito of $123,750. Mr. Esposito will remain as the Company’s Chairman of the Board.

On September 15, 2017, the Company entered into an employment agreement with David Dodd confirming his appointment as the Company’s CEO and a member of the Board. The agreement states the terms of his employment and compensation which consists of: (1) an annual base salary of $250,000; (2) an initial target bonus of up to 65% of annual base salary based on targets established by the Board of Directors; (3) a signing bonus of 1,000,000 shares of restricted stock upon transition as CEO and an additional 1,000,000 shares of restricted stock that will best upon successful commercialization of AsepticSure in the US market; and (4) benefits as offered to other executive employees.

The Company also agreed to a change of control provision that will pay severance compensation to Mr. Dodd in the event his employment is terminated by the Company without cause or by Mr. Dodd for good reason, as defined in the agreement.

Other Payables

As of September 30, 2017, and December 31, 2016, the Company had $224,852 of past due payables for which the Company has not received statements or demands for payment for over 19 years. Although management of the Company does not believe that the amounts will be required to be paid, the amounts are recorded as other payables until such time as the Company is certain that no liability exists and until the statute of limitations has expired.

Operating Leases

The Company operates a certified laboratory located at Innovation Park, Queen’s University in Kingston, Ontario, Canada, which provides a primary research and development platform. The lease term is June 30, 2016 through June 29, 2018, with a monthly lease payment of $3,550 Canadian Dollars plus the applicable goods and services tax.

The Company has a lease arrangement for office space in Kalamazoo, Michigan. Monthly payments are approximately $1,000 and the lease expires in February of 2018. The Company previously had a month-to-month lease for office space located in California, with monthly payments of approximately $2,556. In February 2017, the Company gave 60-days’ notice that the lease would be terminated as of April 30, 2017 and has no further obligation under the lease.

NOTE 10 - COMMITMENTS AND CONTINGENCIES

Litigation

The Company is subject to certain claims and lawsuits arising in the normal course of business. In the opinion of management, uninsured losses, if any, resulting from the ultimate resolution of these matters will not have a material effect on the Company’s consolidated financial position, results of operations, or cash flows.

Rakas vs. Medizone International, Inc. - A former consultant brought this action against the Company claiming the Company had failed to pay consulting fees under a consulting agreement. In September 2001, the parties agreed to settle the matter for $25,000. The Company, however, did not have the funds to pay the settlement and the plaintiff moved the court to enter a default judgment in the amount of $143,000 in January 2002. On May 8, 2002, the court vacated the default judgment and requested that the Company post a bond of $25,000 to cover the settlement previously entered into by the parties. The Company has been unable to post the required bond amount as of the date of this report. Therefore, the Company has recorded in accounts payable, the original default judgment in the amount of $143,000, plus fees totaling $21,308, as of December 31, 2016 and 2015. The Company intends to contest the judgment if and when it is able to do so in the future.

Other Payables

As of December 31, 2016 and 2015, the Company has recorded other payables totaling $224,852 related to certain past due payables for which the Company has not received invoices or demands for over 10 years. Although management of the Company does not believe that the amounts will be paid, the amounts have been recorded as other payables until such time as the Company is certain that no liability exists.

Operating Leases

The Company operates a certified laboratory located at Innovation Park, Queen’s University in Kingston, Ontario, Canada, which provides a primary research and development platform. The lease term is June 30, 2016 through June 29, 2018 with a monthly lease payment of $3,550 Canadian dollars (“CD”) plus the applicable goods and services tax (“GST”).

The Company has a month-to-month cancelable lease for office space located in California, with monthly payments of approximately $2,556. In February 2017, the Company gave 60-days’ notice that the lease would be terminated as of April 30, 2017.

In December 2016, the Company terminated a Distribution and License Agreement with a distributor due to lack of market development related to the Company’s product by the distributor. In connection with the termination agreement, the Company negotiated the return of five disinfection units on or before January 17, 2017 for $25,000 per unit.